Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Given that these Board meetings are held on a predetermined schedule and that the awards are granted following the Company’s release of material nonpublic information, neither the disclosure of financial results, nor the grant timing of the awards in relation to the disclosure of such material nonpublic information, is intended to have any impact on the value of the LTIP awards received by our executive officers.
Award Timing Method
Each January at a regularly scheduled meeting of the Board, the MCC recommends the aggregate grant date value for annual LTIP awards for the CEO, which are reviewed and approved by votes of the independent Directors and of the non-employee Directors.
The MCC also approves the aggregate grant date value for annual LTIP awards for the other NEOs, which are ratified by a vote of the non-employee Directors.
Award Timing, How MNPI Considered	While these regularly scheduled Board meetings occur close in time to when Chevron typically issues a news release announcing its unaudited fourth quarter earnings results, material nonpublic information regarding the Company’s financial results is not taken into account when determining the grant date value, the timing, and the terms of the annual LTIP awards.
MNPI Disclosure Timed for Compensation Value	false